Note 4. Notes Payable: (b) Convertible Notes Payable (Details) - Debt Instrument 2	12 Months Ended
Nov. 30, 2018 USD ($)
Proceeds from Loans	$ 15,216
Debt Instrument, Collateral	unsecured
Debt Instrument, Description	promissory notes
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Convertible, Terms of Conversion Feature	convertible into shares of the Company’s common stock at $0.02 per share